Note 7 - Prepaid Expenses and Other Assets	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Other Assets Disclosure [Text Block]
7.	Prepaid expenses and other assets

	December 31,	December 31,
	2019	2018

Prepaid expenses	$42,826	$31,977
Advisor loans receivable	18,448	16,681
Investment in equity securities	10,788	6,936
Held-to-maturity debt securities	1,862	1,977
Deferred Purchase Price	69,873	-
Other	1,374	4,903

Prepaid and other assets (Current Assets)	$145,171	$62,474

Advisor loans receivable	$48,283	$46,661
Equity method investments	5,926	3,968
Investment in equity securities	5,565	3,800
Held-to-maturity debt securities	4,189	3,017
Financing fees, net of accumulated amortization of $3,632 (December 31, 2018 - $2,567)	4,469	4,230
Interest rate swap asset	-	926
Other	1,078	1,128

Other assets (Non-Current Assets)	$69,510	$63,730

Held to maturity investments
Held-to-maturity debt securities include corporate bonds and are recorded at amortized cost. The amortized cost (carrying value) of these investments approximated fair value (primarily a Level
2
input). At
December 31, 2019,
all of these investments mature within
7
years.

Investments in equity securities
Investments in equity securities current include
$3,887
(
2018
-
$1,441
) recorded at fair value (see note
22
). The remainder of current and non-current investments in equity securities are recorded at fair value following the net asset value practical expedient or recorded at cost less impairment adjusted for observable prices.